RETIREMENT PLAN - Additional Information (Detail) (SCHC, USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
SCHC
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	0.00%	0.00%	3.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 0	$ 29,180	$ 60,258	$ 48,308
Share Based Compensation Arrangement By Share Based Payment Award Vesting Period Description	after six-years with twenty percent vesting increment annually after the first year.		after six-years with twenty percent vesting increment annually after the first year.